T. ROWE PRICE Dynamic Credit Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.7%
Government Bonds 0.7%
Republic of Angola, 8.75%, 4/14/32 (USD)  8,300,000 7,153
Total Angola (Cost $7,218) 7,153
ARGENTINA 1.0%
Government Bonds 1.0%
Republic of Argentina, STEP, 3.50%, 7/9/41 (USD)  8,005,000 4,643
Republic of Argentina, STEP, 4.125%, 7/9/46 (USD)  1,094,545 678
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  8,010,000 5,287
Total Argentina (Cost $10,858) 10,608
AUSTRIA 0.9%
Corporate Bonds 0.9%
Benteler International, 10.50%, 5/15/28 (USD) (1) 9,075,000 9,555
Total Austria (Cost $9,557) 9,555
BRAZIL 7.8%
Corporate Bonds 3.3%
Banco do Estado do Rio Grande do Sul, VR, 5.375%,
1/28/31 (USD) (2) 665,000 659
CSN Resources, 5.875%, 4/8/32 (USD)  12,050,000 9,786
FS Luxembourg, 8.875%, 2/12/31 (USD) (1) 7,870,000 8,082
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 8,930,000 8,945
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (3) 8,482,754 8,219
35,691
Government Bonds 4.5%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  324,720,000 49,695
49,695
Total Brazil (Cost $84,257) 85,386
CANADA 0.4%
Asset-Backed Securities 0.4%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 6,000,000 4,085
Total Canada (Cost $4,307) 4,085

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 0.6%
Corporate Bonds 0.6%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(2) 6,040,000 6,251
Total Chile (Cost $6,040) 6,251
CHINA 0.0%
Corporate Bonds 0.0%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 985,000 42
Total China (Cost $275) 42
COLOMBIA 4.0%
Corporate Bonds 2.2%
Ecopetrol, 8.375%, 1/19/36 (USD)  8,370,000 8,161
Ecopetrol, 8.875%, 1/13/33 (USD)  14,729,000 15,211
23,372
Government Bonds 1.8%
Republic of Colombia, 3.25%, 4/22/32 (USD)  13,760,000 10,724
Republic of Colombia, 4.125%, 5/15/51 (USD)  15,730,000 8,960
19,684
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC , Acquisition Date:
6/7/23, Cost $16 (USD) (5)(6) † 21
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $10 (USD) (5)(6) † 11
32
Total Colombia (Cost $44,197) 43,088
EGYPT 1.4%
Government Bonds 1.4%
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1)(7) 12,870,000 12,470
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (1) 3,140,000 2,968
Total Egypt (Cost $16,008) 15,438
EL SALVADOR 1.5%
Government Bonds 1.5%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 3,580,000 89
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 15,135,000 15,801
Total El Salvador (Cost $15,243) 15,890

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
GAMBIA 0.9%
Corporate Bonds 0.9%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 10,065,000 9,878
Total Gambia (Cost $10,065) 9,878
GERMANY 1.0%
Corporate Bonds 1.0%
Deutsche Bank, Series USTR, VR, 4.789% (USD) (2)(8) 10,800,000 10,773
Total Germany (Cost $10,827) 10,773
GHANA 0.8%
Corporate Bonds 0.8%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1)(7) 9,150,000 8,510
Total Ghana (Cost $9,150) 8,510
ITALY 1.0%
Corporate Bonds 1.0%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 7.431%,
5/14/27  9,713,000 10,618
Total Italy (Cost $10,244) 10,618
MAURITIUS 0.5%
Corporate Bonds 0.5%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 200,000 202
Axian Telecom, 7.375%, 2/16/27 (USD)  5,500,000 5,551
Total Mauritius (Cost $5,348) 5,753
MEXICO 5.3%
Bank Loans 1.3% (9)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
9.06%, 9/5/29 (USD) (10) 15,000,000 14,925
14,925
Corporate Bonds 4.0%
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(2) 13,695,000 13,965
Comision Federal de Electricidad, 5.70%, 1/24/30 (USD) (1) 22,585,000 22,119
Metalsa, 3.75%, 5/4/31 (USD) (1)(7) 9,148,000 7,238
43,322
Total Mexico (Cost $58,198) 58,247

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
MONTENEGRO 0.9%
Government Bonds 0.9%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 9,640,000 9,893
Total Montenegro (Cost $9,854) 9,893
PANAMA 0.6%
Corporate Bonds 0.6%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 7,220,000 7,113
Total Panama (Cost $7,220) 7,113
SRI LANKA 1.4%
Government Bonds 1.4%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 4,332,478 4,084
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 3,457,313 3,073
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 6,781,464 5,357
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 4,579,050 3,125
Total Sri Lanka (Cost $14,930) 15,639
SURINAME 0.0%
Government Bonds 0.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (1)(3) 279,666 267
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 130,000 138
Total Suriname (Cost $279) 405
TÜRKIYE 1.0%
Corporate Bonds 1.0%
Turkcell Iletisim Hizmetleri, 7.45%, 1/24/30 (USD) (1) 10,700,000 10,809
Total Türkiye (Cost $10,700) 10,809
UNITED KINGDOM 2.0%
Bank Loans 1.1% (9)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 6.362%,
4/29/29 (EUR) (10) 6,420,000 6,881
CD&R Firefly Bidco, FRN, GBP SONIA + 5.25%, 9.95%,
6/21/28  3,502,500 4,511
11,392

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Immunocore Holdings, 2.50%, 2/1/30 (USD)  553,000 462
462
Corporate Bonds 0.9%
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (1) 9,555,000 9,544
9,544
Total United Kingdom (Cost $21,633) 21,398
UNITED STATES 52.1%
Asset-Backed Securities 11.5%
Applebee's Funding, Series 2019-1A, Class A2II, 4.723%,
6/5/49 (1) 2,697,750 2,647
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 7,067
Avis Budget Rental Car Funding AESOP, Series 2023-2A,
Class D, 7.26%, 10/20/27 (1) 775,000 775
Avis Budget Rental Car Funding AESOP, Series 2023-3A,
Class D, 7.32%, 2/20/28 (1) 475,000 475
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 7.94%, 12/26/31 (1) 1,991,707 2,011
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 4.213%, 12/16/41 (1) 129,263 129
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (1) 5,011,000 5,060
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (1) 7,300,000 7,436
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,146,712 4,076
Elara HGV Timeshare Issuer, Series 2019-A, Class C,
3.45%, 1/25/34 (1) 25,941 25
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (1) 122,536 127
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,818,375 9,393
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1) 10,865,765 11,500
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1) 9,283,880 10,425
Goto Foods Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,084,850 2,065
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,593,808 1,517
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 1,212,750 1,099

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 9,810,900 10,081
Hilton Grand Vacations Trust, Series 2024-1B, Class D,
8.85%, 9/15/39 (1) 1,732,172 1,785
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.494%, 5/20/32 (1) 1,856,917 1,874
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 49,625 48
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 3,894,824 4,043
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 267
Post Road Equipment Finance, Series 2024-1A, Class E,
8.50%, 12/15/31 (1) 3,338,000 3,447
Santander Bank Auto Credit-Linked Notes, Series 2023-A,
Class E, 10.068%, 6/15/33 (1) 59,466 60
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (1) 4,169,075 4,197
SCF Equipment Leasing, Series 2022-1A, Class F, 6.00%,
7/20/32 (1) 5,650,000 5,515
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (1) 3,300,000 3,520
SEB Funding, Series 2024-1A, Class A2, 7.386%,
4/30/54 (1) 14,435,000 14,806
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (1) 737,754 720
Sierra Timeshare Receivables Funding, Series 2023-3A,
Class D, 9.44%, 9/20/40 (1) 2,753,305 2,875
Sierra Timeshare Receivables Funding, Series 2024-1A,
Class D, 8.02%, 1/20/43 (1) 1,272,893 1,302
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 127,387 121
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $4,244, 7.131%, 11/30/44 (6)(10) 4,244,123 4,244
124,732
Bank Loans 10.8% (9)
Asurion, FRN, 1M TSFR + 4.25%, 8.675%, 8/19/28  19,534,996 19,336
Asurion, FRN, 1M TSFR + 5.25%, 9.689%, 1/31/28  185,904 175
Chromalloy, FRN, 3M TSFR + 3.75%, 8.039%, 3/27/31  13,920,050 13,859
Cloud Software Group, FRN, 3M TSFR + 3.50%, 7.799%,
3/30/29  4,197,475 4,154
Cloud Software Group, FRN, 3M TSFR + 3.75%, 8.049%,
3/21/31  7,446,338 7,366
CMG Media, FRN, 1M TSFR + 3.50%, 7.899%, 6/18/29  9,719,883 9,094
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.819%, 1/18/28  9,760,303 9,423
CSC Holdings, FRN, 1M USD PRIME + 1.50%, 9.00%,
4/15/27  8,559,974 8,031

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.075%,
11/22/32  4,925,000 4,991
Gray Media, FRN, 1M TSFR + 5.25%, 6/4/29 (11) 1,708,500 1,650
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.575%, 7/29/29  6,945,100 6,918
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.689%, 9/25/26  17,024,352 14,537
RFS OPCO, FRN, 1M TSFR + 4.75%, 9.049%, 4/4/31 (10) 6,248,600 6,186
Townsquare Media, FRN, 1M TSFR + 5.00%, 9.323%,
2/6/30 (10) 7,935,000 7,439
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 6/20/28 (11) 5,312,856 4,939
118,098
Common Stocks 0.0%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (5)
(6) 639 17
17
Convertible Bonds 1.3%
Airbnb, Zero Coupon, 3/15/26  10,291,000 9,872
Wolfspeed, 1.875%, 12/1/29  18,450,000 4,139
14,011
Convertible Preferred Stocks 1.3%
Ares Management, Series B, 6.75%, 10/1/27  125,050 6,029
Boeing, 6.00%, 10/15/27  58,217 3,483
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $4,009 (5)(6)(10) 51,015 4,334
13,846
Corporate Bonds 18.5%
1261229 BC, 10.00%, 4/15/32 (1) 6,220,000 6,189
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 9,895,000 9,709
AP Grange Holdings, Acquisition Date: 6/12/24, Cost $8,925,
6.50%, 3/20/45 (6)(10) 8,925,000 8,925
At Home Group, 4.875%, 7/15/28 (1) 210,000 58
CCO Holdings, 4.25%, 1/15/34 (1) 12,780,000 10,512
Charter Communications Operating, 3.70%, 4/1/51  780,000 490
Charter Communications Operating, 3.90%, 6/1/52  19,826,000 12,827
Comstock Resources, 6.75%, 3/1/29 (1) 7,094,000 6,899
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,925,000 5,710
DISH DBS, 5.25%, 12/1/26 (1) 12,250,000 11,239
DISH DBS, 7.75%, 7/1/26  6,145,000 5,300
DISH Network, 11.75%, 11/15/27 (1) 11,910,000 12,506
Gray Media, 5.375%, 11/15/31 (1) 13,045,000 7,957
Hewlett Packard Enterprise, 4.55%, 10/15/29  2,698,000 2,669
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,927,000 1,826

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Icahn Enterprises, 9.00%, 6/15/30  11,318,000 10,696
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 9,873,000 8,293
Navient, 11.50%, 3/15/31  13,445,000 14,958
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 22,245,000 19,186
NGL Energy Operating, 8.125%, 2/15/29 (1) 3,348,000 3,373
Quikrete Holdings, 6.375%, 3/1/32 (1) 13,810,000 13,845
Time Warner Cable, 6.55%, 5/1/37  567,000 561
Time Warner Cable, 6.75%, 6/15/39  1,303,000 1,298
Transocean, 8.75%, 2/15/30 (1) 18,424,000 19,069
Venture Global LNG, VR, 9.00% (1)(2)(8) 7,215,000 6,827
200,922
Municipal Securities 3.0%
Colorado HFA, Covenant Living Community, Series B,
4.48%, 12/1/40  235,000 205
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  25,000 4
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (1) 10,720,000 11,012
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 33,694,066 21,101
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (5)(13) 40,000 22
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (5)(13) 150,000 83
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  250,000 206
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  90,000 83
Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/47  460,000 43
32,759
Non-U.S. Government Mortgage-Backed Securities 3.2%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.584%, 4/15/34 (1) 2,120,000 2,003
AMSR Trust, Series 2020-SFR2, Class G, 4.00%,
7/17/37 (1) 4,165,000 4,136
AMSR Trust, Series 2020-SFR2, Class I, 5.25%, 7/17/37 (1) 4,855,000 4,831
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $4,833, 8.10%,
9/25/29 (6)(10) 4,833,223 4,833
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 7.283%, 11/15/34 (1) 120,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 4.957%,
8/10/35 (1) 2,131,000 1,956
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 5.984%, 8/15/38 (1) 1,052,368 874

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 8.363%, 6/15/36 (1) 145,000 137
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 4.239%,
3/28/29 (1) 38,503 38
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class
E, ARM, 1M TSFR + 2.447%, 6.767%, 12/15/37 (1) 2,912,500 2,907
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 115,000 14
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 70,000 1
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (1) 8,725,000 6,437
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.667%, 3/10/50 (1) 220,000 181
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (1) 115,000 99
ONE Mortgage Trust, Series 2021-PARK, Class D, ARM, 1M
TSFR + 1.614%, 5.933%, 3/15/36 (1) 711,000 682
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 7.558%, 6/15/39 (1) 2,805,000 2,810
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (1) 150,000 123
Verus Securitization Trust, Series 2021-5, Class M1, CMO,
ARM, 2.331%, 9/25/66 (1) 3,270,000 2,395
34,458
U.S. Government & Agency Mortgage-Backed
Securities 2.5%
Federal Home Loan Mortgage, CMO, IO
2.00%, 10/25/50  8,181,853 1,116
2.50%, 4/25/51  3,886,433 623
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  45,086,205 5,871
2.50%, 5/25/47 - 12/25/50  31,440,150 4,606
5.00%, 8/25/54  20,050,399 4,852
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  22,866,422 3,015
2.50%, 8/20/49 - 11/20/51  23,944,585 3,324
3.00%, 8/20/50 - 8/20/51  24,245,426 4,054
27,461
Total United States (Cost $570,478) 566,304

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 14.0%
Money Market Funds 5.7%
T. Rowe Price Government Reserve Fund, 4.39% (14)(15) 62,507,750 62,508
62,508
U.S. Treasury Obligations 8.3%
U.S. Treasury Bills, 4.234%, 5/22/25 (16) 89,760,000 89,222
89,222
Total Short-Term Investments (Cost $151,735) 151,730
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.39% (14)(15) 17,530,300 17,530
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 17,530
Total Securities Lending Collateral (Cost $17,530) 17,530
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
S&P 500 Index,
Call, 4/17/25 @
$5,580.00 (5) 24 13,468 274
Total Options Purchased (Cost $266) 274
Total Investments in Securities  101.4%
(Cost $1,106,417) $ 1,102,370
Other Assets Less Liabilities (1.4)% (14,751)
Net Assets 100.0% $ 1,087,619

T. ROWE PRICE Dynamic Credit Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $487,884 and represents 44.9% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $22,385 and represents 2.1% of net assets.
(7) All or a portion of this security is on loan at March 31, 2025.
(8) Perpetual security with no stated maturity date.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) Level 3 in fair value hierarchy.
(11) All or a portion of this loan is unsettled as of March 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
(16) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Dynamic Credit Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PRIME Prime rate
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TRY Turkish Lira
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
S&P 500 Index, Call,
4/17/25 @ $5,725.00 71 39,844 (330)
Total Options Written (Premiums $(280)) $ (330)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
United States 0.1%
Goldman Sachs, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 4.321% (SOFR +
0.00%) Quarterly, 6/20/25 51,975 545 — 545
Total United States — 545
Total Bilateral Total Return Swaps — 545
Total Bilateral Swaps — 545
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Bought (0.1)%
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 10,262 (52) 270 (322)
Total Oman (322)
United States (0.1)%
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 335 (31) (6) (25)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 11,761 (1,545) (1,581) 36
Protection Bought (Relevant Credit:
Lamb Weston Holdings), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/29 21,104 423 170 253
Protection Bought (Relevant Credit:
Sealed Air), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/29 10,558 172 67 105
Total United States 369
Total Centrally Cleared Credit Default Swaps,
Protection Bought 47

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.4%
Foreign/Europe 0.4%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 196,265 3,834 4,232 (398)
Total Foreign/Europe (398)
Luxembourg (0.1)%
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/30 * 20,200 (1,683) (1,608) (75)
Total Luxembourg (75)
United States 0.1%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/26 * 4,991 200 250 (50)
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 * 2,826 117 115 2
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 51,986 1,000 1,200 (200)
Total United States (248)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (721)
Interest Rate Swaps 0.0%
Foreign/Europe 0.0%
5 Year Interest Rate Swap, Receive
Fixed 2.504% Annually, Pay Variable
2.386% (6M EURIBOR) Semi-Annually,
3/18/30 52,265 264 — 264
30 Year Interest Rate Swap, Pay Fixed
2.645% Annually, Receive Variable
2.386% (6M EURIBOR) Semi-Annually,
3/17/55 11,922 (42) — (42)
Total Foreign/Europe 222

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.0%
2 Year Interest Rate Swap, Receive
Fixed 3.830% Annually, Pay Variable
4.326% (SOFR) Annually, 3/10/27 139,687 195 — 195
2 Year Interest Rate Swap, Receive
Fixed 3.839% Annually, Pay Variable
4.329% (SOFR) Annually, 3/8/27 279,651 416 — 416
5 Year Interest Rate Swap, Receive
Fixed 3.793% Annually, Pay Variable
4.410% (SOFR) Annually, 4/1/30 60,824 385 — 385
5 Year Interest Rate Swap, Receive
Fixed 4.106% Annually, Pay Variable
4.344% (SOFR) Annually, 2/18/30 56,720 1,129 — 1,129
10 Year Interest Rate Swap, Pay Fixed
3.861% Annually, Receive Variable
4.329% (SOFR) Annually, 3/7/35 65,504 (499) — (499)
10 Year Interest Rate Swap, Pay Fixed
3.896% Annually, Receive Variable
4.326% (SOFR) Annually, 3/12/35 32,689 (344) — (344)
30 Year Interest Rate Swap, Pay Fixed
3.926% Annually, Receive Variable
4.410% (SOFR) Annually, 3/31/55 16,169 (373) — (373)
30 Year Interest Rate Swap, Pay Fixed
4.033% Annually, Receive Variable
4.344% (SOFR) Annually, 2/18/55 16,683 (687) — (687)
Total United States 222
Total Centrally Cleared Interest Rate Swaps 444

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.1)%
United States (0.1)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 94,500 (672) — (672)
Total United States (672)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (672)
Total Centrally Cleared Swaps (902)
Net payments (receipts) of variation margin to date 428
Variation margin receivable (payable) on centrally cleared swaps $ (474)
* Credit ratings as of March 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $4.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 4/24/25 USD 126 AUD 203 $ (1)
Barclays Bank 4/24/25 USD 475 NZD 853 (9)
Barclays Bank 4/25/25 CAD 596 USD 416 (1)
Barclays Bank 4/25/25 CHF 56 USD 63 1
Barclays Bank 4/25/25 CHF 279 USD 320 (3)
Barclays Bank 4/25/25 JPY 12,623 USD 84 1
Barclays Bank 4/25/25 JPY 9,801 USD 66 (1)
Barclays Bank 4/25/25 NOK 4,152 USD 387 8
Barclays Bank 4/25/25 USD 152 CAD 220 (2)
Barclays Bank 4/25/25 USD 64 CHF 57 (1)
Barclays Bank 4/25/25 USD 383 JPY 58,127 (6)
Barclays Bank 4/25/25 USD 4,203 NOK 47,836 (343)
Barclays Bank 5/23/25 EUR 5,871 USD 6,390 (23)
Barclays Bank 5/23/25 GBP 13,994 USD 17,613 462
Barclays Bank 5/30/25 SEK 652 USD 65 —
BNY Mellon 5/23/25 USD 41,739 EUR 39,925 (1,558)
Canadian Imperial Bank
of Commerce 4/25/25 CAD 15,815 USD 11,078 (74)
Canadian Imperial Bank
of Commerce 4/25/25 USD 20,886 CAD 29,785 163
Citibank 4/24/25 USD 264 AUD 419 2
Citibank 4/24/25 USD 75 NZD 130 1
Citibank 4/25/25 CAD 15,160 USD 10,673 (126)
Citibank 4/25/25 JPY 174,825 USD 1,136 33
Citibank 4/25/25 USD 362 CAD 517 2
Citibank 4/25/25 USD 142 CHF 125 —
Citibank 4/25/25 USD 31,625 JPY 4,680,410 333
Citibank 4/25/25 USD 136 JPY 20,976 (5)
Citibank 4/25/25 USD 109 NOK 1,148 —
Citibank 4/25/25 USD 449 NOK 5,032 (29)
Citibank 5/23/25 USD 148 EUR 142 (6)
Citibank 5/23/25 USD 54 GBP 42 —
Citibank 5/23/25 USD 190 GBP 151 (5)
Citibank 5/30/25 SEK 5,866 USD 584 2
Citibank 5/30/25 USD 91 SEK 942 (3)
Deutsche Bank 4/25/25 JPY 3,050,940 USD 20,255 144
Deutsche Bank 4/25/25 JPY 1,417,995 USD 9,578 (97)
Deutsche Bank 4/25/25 USD 11,014 JPY 1,650,915 (24)
Deutsche Bank 5/23/25 EUR 11,787 USD 12,430 353
Deutsche Bank 5/23/25 EUR 9,830 USD 10,710 (49)
Deutsche Bank 5/23/25 GBP 8,255 USD 10,662 1

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 4/25/25 JPY 1,907,067 USD 12,690 $ 60
Goldman Sachs 4/25/25 USD 9,249 JPY 1,380,380 20
Goldman Sachs 5/23/25 USD 14,656 EUR 13,420 102
HSBC Bank 4/24/25 USD 10,556 AUD 16,669 138
HSBC Bank 4/25/25 JPY 3,189,255 USD 21,490 (167)
HSBC Bank 4/25/25 USD 43,362 JPY 6,354,130 879
HSBC Bank 4/25/25 USD 21,720 JPY 3,264,715 (107)
JPMorgan Chase 4/25/25 JPY 277,617 USD 1,811 45
JPMorgan Chase 5/23/25 EUR 935 USD 991 24
Morgan Stanley 4/25/25 JPY 312,283 USD 2,037 51
Morgan Stanley 5/23/25 EUR 10,415 USD 10,946 348
RBC Dominion
Securities 4/25/25 JPY 333,140 USD 2,173 54
RBC Dominion
Securities 4/25/25 USD 53 JPY 7,877 —
RBC Dominion
Securities 5/23/25 USD 4,498 GBP 3,573 (117)
Societe Generale 4/25/25 JPY 3,179,020 USD 20,948 307
Societe Generale 6/3/25 USD 26,144 BRL 151,902 (125)
Standard Chartered 5/23/25 EUR 6,130 USD 6,604 43
Standard Chartered 5/30/25 USD 2,639 SEK 27,842 (141)
State Street 4/24/25 AUD 281 USD 174 1
State Street 4/24/25 AUD 152 USD 96 (1)
State Street 4/24/25 USD 242 AUD 390 (2)
State Street 4/24/25 USD 133 NZD 237 (2)
State Street 4/25/25 JPY 74,796 USD 484 16
State Street 4/25/25 JPY 57,840 USD 396 (9)
State Street 4/25/25 USD 132 CAD 193 (2)
State Street 4/25/25 USD 98 NOK 1,099 (7)
State Street 5/23/25 EUR 363 USD 381 13
State Street 5/23/25 EUR 2,231 USD 2,423 (4)
State Street 5/23/25 GBP 1,264 USD 1,637 (4)
Toronto-Dominion Bank 4/18/25 TRY 198,015 USD 5,175 (86)
Toronto-Dominion Bank 4/24/25 AUD 16,585 USD 10,423 (58)
Toronto-Dominion Bank 4/25/25 CAD 14,960 USD 10,235 173
Toronto-Dominion Bank 4/25/25 JPY 1,601,885 USD 10,824 (114)
Toronto-Dominion Bank 4/25/25 USD 17,039 CAD 24,405 59
Toronto-Dominion Bank 5/23/25 EUR 5,420 USD 5,868 9
Toronto-Dominion Bank 5/23/25 USD 21,363 GBP 16,800 (337)
UBS Investment Bank 4/24/25 NZD 742 USD 417 4
UBS Investment Bank 4/24/25 USD 310 AUD 490 3

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/24/25 USD 331 AUD 536 $ (4)
UBS Investment Bank 4/24/25 USD 166 NZD 294 (1)
UBS Investment Bank 4/25/25 NOK 1,008 USD 94 2
UBS Investment Bank 4/25/25 NOK 685 USD 65 —
UBS Investment Bank 4/25/25 USD 106 CAD 155 (2)
UBS Investment Bank 4/25/25 USD 4,730 CHF 4,272 (113)
UBS Investment Bank 4/25/25 USD 317 JPY 47,151 1
UBS Investment Bank 4/25/25 USD 451 NOK 5,044 (28)
UBS Investment Bank 5/23/25 EUR 9,955 USD 10,771 25
UBS Investment Bank 5/23/25 EUR 371 USD 405 (2)
UBS Investment Bank 5/23/25 USD 119 GBP 94 (2)
UBS Investment Bank 5/30/25 USD 95 SEK 1,015 (6)
Wells Fargo 4/25/25 JPY 2,061,349 USD 13,615 167
Wells Fargo 5/23/25 EUR 2,789 USD 3,029 (4)
Wells Fargo 6/3/25 USD 22,930 BRL 133,628 (179)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 60

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 285 Euro BTP contracts 6/25 (36,216) $ 77
Short, 168 Euro BUND contracts 6/25 (23,403) (372)
Short, 82 Government of Canada ten year bond
contracts 6/25 (7,075) (29)
Long, 384 U.S. Treasury Notes ten year contracts 6/25 42,708 251
Short, 140 Ultra U.S. Treasury Bonds contracts 6/25 (17,115) (236)
Short, 58 Ultra U.S. Treasury Notes ten year
contracts 6/25 (6,619) (37)
Net payments (receipts) of variation margin to date 360
Variation margin receivable (payable) on open futures contracts $ 14

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 387++
Totals $ —# $ — $ 387+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 66,702  ¤  ¤ $ 80,038
Total $ 80,038^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $387 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,038.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Credit Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Credit Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dynamic Credit Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Dynamic Credit Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 219,098 $ — $ 219,098
Asset-Backed Securities — 124,573 4,244 128,817
Bank Loans — 108,984 35,431 144,415
Common Stocks — 17 — 17
Convertible Preferred Stocks 9,512 — 4,334 13,846
Corporate Bonds — 383,228 8,925 392,153
Non-U.S. Government
Mortgage-Backed Securities — 29,625 4,833 34,458
Private Investment Company
2
— — — 32
Short-Term Investments 62,508 89,222 — 151,730
Securities Lending Collateral 17,530 — — 17,530
Options Purchased — 274 — 274
Total Securities 89,550 955,021 57,767 1,102,370
Swaps* — 3,330 — 3,330
Forward Currency Exchange
Contracts — 4,050 — 4,050
Futures Contracts* 328 — — 328
Total $ 89,878 $ 962,401 $ 57,767 $ 1,110,078
Liabilities
Options Written $ — $ 330 $ — $ 330
Swaps* — 3,687 — 3,687
Forward Currency Exchange
Contracts — 3,990 — 3,990
Futures Contracts* 674 — — 674
Total $ 674 $ 8,007 $ — $ 8,681
1
Includes Convertible Bonds, Government Bonds, Municipal Securities and U.S.
Government & Agency Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2025, totaled $84,000 for the period ended March 31, 2025. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
3/31/25
Investment
in Securities
Asset-
Backed
Securities $ — $ — $ — $ (56) $ 4,300 $ — $ 4,244
Bank Loans 21,127 103 7,538 (16) 6,679 — 35,431
Common
Stocks 18 (1) — — — (17) —
Convertible
Preferred
Stocks 4,334 — — — — — 4,334
Corporate
Bonds 13,824 1 — (4,900) — — 8,925
Non-U.S.
Government
Mortgage-
Backed
Securities 5,031 — — (198) — — 4,833
Total $ 44,334 $ 103 $ 7,538 $ (5,170) $ 10,979 $ (17) $ 57,767

T. ROWE PRICE Dynamic Credit Fund

The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1175-054Q1 03/25